Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans	12 Months Ended
Dec. 31, 2022
Consumer loans - secured and unsecured [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	6 months
Other transactions - unsecured [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	24 months
Commercial loans - secured [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	36 months
Residential mortgage loans [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	48 months
Consumer leases [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	6 months
Other non-real estate lease transactions [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	12 months
Real estate leases (commercial or residential) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of maximum period for write-offs of loans [Line Items]
Maximum period allowed to written off loans	36 months